Condensed Consolidated Statement of Cash Flows - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities:
Net loss	$ (6,884,409)	$ (2,637,956)	$ (11,731,266)	$ (676,038)	$ (676,038)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation and amortization expense	117,347	19,232	637,990	76,928
Allowance for uncollected receivables	30,000		20,000
Gain on debt extinguishment				(548,563)
Warrant exercised through services provided				100,000
Write off of deferred financing fees	1,427,729
Change in fair value of warrant liabilities	60,823
Stock based compensation	406,980	2,442,701	4,878,655	18,750
Changes in operating assets and liabilities of the business
Prepaid expense and other current assets	(820,876)	(51,100)	(201,043)	(250)
Accounts receivable	(27,500)	500	(29,500)	(1,000)
Accounts payable	783,637	108,890	101,396	950,850
Accrued expenses	358,630	53,413	1,257,879
Other assets		8,850	8,850	(6,090)
Deferred revenue	(2,290)		2,290
Net cash used in operating activities	(4,549,929)	(55,470)	(5,054,749)	(85,413)
Cash flows from investing activities:
Purchase of property and equipment	(13,037)		(48,349)
Purchase of patents			(379,864)
Capitalized internal-use software costs	(158,028)		(453,709)
Asset acquisition (Note C)			(257,113)
Net cash used in investing activities	(171,065)		(1,139,035)
Cash flows from financing activities:
Cash and cash equivalents acquired in connection with the reverse recapitalization	858,292
Proceeds from the sale of common stock	6,325,000		5,000,000
Proceeds from convertible notes			3,075,000
Proceeds from related party note			620,000
Payment of related party note			(120,000)
Proceeds received from option exercises			25,000
Proceeds received from warrant exercise	15,264		10,000	90,000
Payment of deferred financing costs	(858,292)		(711,859)
Advances to related parties		(4,790)	(159,464)	(13,685)
Proceeds received from related party advance repayments		58,250	138,110	11,108
Net cash provided by financing activities	6,340,264	53,460	7,876,787	87,423
Net increase in cash and cash equivalents	1,619,270	(2,010)	1,683,003	2,010
Cash and cash equivalents at the beginning of the period	1,685,013	2,010	2,010
Cash and cash equivalents at the end of the period	3,304,283		1,685,013	2,010
Supplemental Cash Flow Information
Cash paid for interest
Cash paid for income taxes
Supplemental Non-Cash Information
Capitalized internal-use software costs in accrued expenses	50,075
Stock-based compensation capitalized as part of capitalized software costs	291,725
Conversion of accounts payable and short-term debt into common shares		50,000
Warrants exercise through settlement of accounts payable		30,000
Issuance of common stock pursuant to Reseller Agreement	$ 13,475,000
Capitalized internal-use software costs in accrued expenses			54,756
Stock-based compensation capitalized as part of capitalized software costs			61,458
Conversion of convertible notes into common shares			3,075,000
Conversion of accounts payable and short-term debt into common shares			432,963	37,437
Property and equipment in accounts payable			2,326
Warrants exercise through settlement of accounts payable			40,000
Deferred financing costs in accounts payable			711,234
Deferred financing costs in accrued expenses			74,636
Fair value of common stock issued in connection with asset acquisition			$ 16,012,750